                                   May 4, 1999


Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington D.C. 20549


RE: SEPARATE ACCOUNT VA-P OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY ("REGISTRANT")
         FORM N-4 (FILE NOS. 333-64831 AND 811-8848)
         POST-EFFECTIVE AMENDMENT NO. 2 UNDER THE SECURITIES ACT OF 1933, AND AMENDMENT NO. 16 UNDER THE INVESTMENT COMPANY ACT OF 1940


Dear Sir or Madam:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at
(508) 855-4194.

                                      Very truly yours,

                                      /s/ Sheila B. St. Hilaire

                                      Sheila B. St. Hilaire
                                      Assistant Vice President & Counsel